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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-2300

PRINCETON PRIVATE EQUITY ACCESS FUND

(Exact name of registrant as specified in charter)

8000 Norman Center Drive, Suite 630 Minneapolis, MN 55437

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (855) 897-5390

Date of fiscal year end: March 31

Date of reporting period: September 30, 2014 - June 30, 2015

ITEM 1. PROXY VOTING RECORD: (see attached table)

Registrant: Princeton Private Equity Access Fund									Item 1, Exhibit A
Investment Company Act file number: 811-2300
Reporting Period:		September 30, 2014 - June 30, 2015

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3
4	There were no proxy votes to report during the Reporting Period.

SIGNATURES

See General Instruction F

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       Princeton Private Equity Access Fund

By (Signature and Title)*   /s/ John L. Sabre

                                                John L. Sabre, President

Date 9/1/2015

* Print the name and title of each signing officer under his or her signature.